Summary of significant accounting policies - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2018
Fekola
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	80.00%
Otjikoto
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	90.00%
Masbate
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
Libertad
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
Limon
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
Kiaka
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	81.00%